Expense Example - JPMorgan Small Cap Value Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,040
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,331